RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of aggregate value of transactions with key management personnel and Directors [Table Text Block]

	2022	2021	2020
	$	$	$
Andrew Hale	-	134,666	180,091
DBM CPA Inc.	-	61,091	150,900
Donald Dinsmore	102,705	172,535	-
Invictus Accounting Group LLP	286,539	74,518	-
MDC Forbes Inc.	127,350	40,000	-
Pipedreemz Inc.	2,000	-	2,500
	518,594	482,810	333,491

Disclosure of outstanding accounts payable balance with related parties [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Donald Dinsmore	-	50,000
Invictus Accounting Group LLP	13,884	8,933
MDC Forbes Inc.	62,427	10,500
Michael Forbes	20,000	1,188
Pipedreemz Inc.	3,350	-
	99,661	70,621